Loans to Third Parties, Net (Tables)	6 Months Ended
Mar. 31, 2025
Loans to Third Parties, Net [Abstract]
Schedule of Loans to Third Parties, Net
	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Loans to third parties(1)	$5,087,837	$1,232,268
Provision of credit losses	(201,271)	(289,638)
Loans to third parties, net	$4,886,566	$942,630

(1)	The balance mainly represented interest-bearing loans to Hangzhou Bota Commercial Co. Ltd. (“Hangzhou Bota”), Elefun Group Co., Ltd. (“Elefun Group”) and Hong Kong Mylar Industrial Ltd. (“Mylar Industrial”).